Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	$ 445	$ 276	$ 741	$ 541	$ 1,150	$ 735
Weighted average period					2 years 4 months 24 days
Unvested Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation	200		$ 200		$ 1,700
Weighted average period			1 year 9 months 18 days
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation	$ 200		$ 200		600
Weighted average period			1 year 8 months 12 days
Shares underlying unvested	276,000,000		276,000,000
Additional stock-based compensation expense	$ 300		$ 300
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	13	32	56	63	153	120
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	147	$ 244	400	$ 478	$ 997	$ 615
Restructuring and other costs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	$ 285		$ 285